Annual Operating Expenses {- Fidelity® Series International Small Cap Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity® Series International Small Cap Fund - Fidelity Series International Small Cap Fund-Default
	Dec. 30, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.02%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.